Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 12, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 12.5	$ 13.0	$ 10.8
Liability Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	3.3	4.5	3.8
Equity Awards Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 9.2	$ 8.5	$ 7.0